INVESTMENTS IN DEBT AND EQUITY SECURITIES (Narrative) (Details) $ in Thousands, shares in Millions	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) shares	Dec. 31, 2019 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) rig shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Proceeds from redemption of available-for-sale debt securities				$ 0	$ 5,124
Number of jack-up rigs sold | rig						5
Corporate Bond Securities NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Proceeds from redemption of available-for-sale debt securities						$ 4,700
Realized gain (loss)						500
Corporate Bond Securities NT Rig Holdco Liquidity 12% Bonds and NT Rig Holdco 7.5% Bonds
Debt Securities, Available-for-sale [Line Items]
Proceeds from redemption of available-for-sale debt securities						9,600
Realized gain (loss)						$ 4,700
Corporate Bond Securities NT Rig Holdco 12%
Debt Securities, Available-for-sale [Line Items]
Debt instrument, redemption price (in percentage)						12.00%
Corporate Bond Securities NT Rig Holdco 7.5%
Debt Securities, Available-for-sale [Line Items]
Debt instrument, redemption price (in percentage)						7.50%
NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Investment owned, balance (in shares) | shares			1.3	1.3
Equity securities, unrealized gain			$ (800)
Foreign exchange loss			$ (600)
Common stock - Frontline Ltd
Debt Securities, Available-for-sale [Line Items]
Number of shares repurchased in forward contract (in shares) | shares		3.4				1.4
Principal debt amount	$ 15,600							$ 36,800
Sale of equity securities, number of shares | shares							2.0
Proceeds from sale and maturity of equity securities							$ 21,100
Debt and equity securities, realized gain						$ 4,600	$ 2,300
Repurchase price, including accrued interest						$ 16,700
Shares sold in forward contract (in shares) | shares	1.4